UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2003

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Tax Managed Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.1	4.0
General Electric Co.	3.4	1.5
American International Group, Inc.	3.1	3.4
Pfizer, Inc.	2.8	2.6
Citigroup, Inc.	2.8	2.6
Merck & Co., Inc.	2.5	2.3
Johnson & Johnson	2.4	2.6
Fannie Mae	1.9	1.2
Tyco International Ltd.	1.9	1.3
Wal-Mart Stores, Inc.	1.8	0.5
	26.7
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	20.6
Health Care	16.0	15.4
Industrials	14.5	12.0
Consumer Discretionary	12.7	12.1
Information Technology	11.6	11.8
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Stocks and Investment Companies 99.9%		Stocks and Investment Companies 100.1%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets (0.1)% A
* Foreign investments	3.1%	** Foreign investments	3.5%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.7%
Automobiles - 0.2%
Coachmen Industries, Inc.	1,600	$ 20,240
Hotels, Restaurants & Leisure - 0.8%
GTECH Holdings Corp. (a)	1,000	33,670
International Speedway Corp. Class A	820	32,234
		65,904
Household Durables - 0.4%
Centex Corp.	440	29,049
Media - 7.2%
AOL Time Warner, Inc. (a)	6,470	88,510
Cablevision Systems Corp. - NY Group Class A (a)	1,100	24,662
Clear Channel Communications, Inc. (a)	2,140	83,695
Comcast Corp.:
Class A (a)	1,123	35,835
Class A (special) (a)	1,810	54,409
Fox Entertainment Group, Inc. Class A (a)	1,630	41,402
Lamar Advertising Co. Class A (a)	600	21,552
Liberty Media Corp. Class A (a)	4,072	44,792
Omnicom Group, Inc.	400	24,760
Radio One, Inc. Class D (non-vtg.) (a)	1,400	21,420
Univision Communications, Inc. Class A (a)	1,700	51,476
Viacom, Inc. Class B (non-vtg.) (a)	2,610	113,300
		605,813
Multiline Retail - 1.8%
Wal-Mart Stores, Inc.	2,722	153,303
Specialty Retail - 2.3%
Borders Group, Inc. (a)	1,300	20,800
Home Depot, Inc.	3,500	98,455
Limited Brands, Inc.	2,720	39,549
Lowe's Companies, Inc.	390	17,117
PETsMART, Inc. (a)	1,300	19,669
		195,590
TOTAL CONSUMER DISCRETIONARY		1,069,899
CONSUMER STAPLES - 7.9%
Beverages - 1.3%
The Coca-Cola Co.	2,810	113,524
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Drug Retailing - 1.3%
CVS Corp.	1,820	$ 44,062
Sysco Corp.	2,200	63,206
		107,268
Food Products - 1.6%
Dean Foods Co. (a)	1,200	52,236
Fresh Del Monte Produce, Inc.	2,800	54,544
Unilever PLC sponsored ADR	800	31,416
		138,196
Household Products - 2.2%
Colgate-Palmolive Co.	1,350	77,180
Procter & Gamble Co.	900	80,865
The Dial Corp.	1,100	22,913
		180,958
Personal Products - 1.1%
Avon Products, Inc.	450	26,177
Gillette Co.	2,190	66,686
		92,863
Tobacco - 0.4%
Altria Group, Inc.	1,170	35,989
TOTAL CONSUMER STAPLES		668,798
ENERGY - 8.0%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	800	22,400
BJ Services Co. (a)	1,320	48,193
ENSCO International, Inc.	1,910	48,514
Grant Prideco, Inc. (a)	3,200	36,512
Helmerich & Payne, Inc.	800	20,584
Nabors Industries Ltd. (a)	640	25,088
Noble Corp. (a)	540	16,713
Pride International, Inc. (a)	2,500	38,800
Rowan Companies, Inc.	1,960	40,180
Smith International, Inc. (a)	820	29,159
Weatherford International Ltd. (a)	1,410	56,724
		382,867
Oil & Gas - 3.4%
Apache Corp.	735	42,079
Burlington Resources, Inc.	400	18,524
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
ChevronTexaco Corp.	480	$ 30,149
ConocoPhillips	1,142	57,443
Devon Energy Corp.	400	18,900
Exxon Mobil Corp.	1,220	42,944
Occidental Petroleum Corp.	800	23,880
Talisman Energy, Inc.	800	31,939
Valero Energy Corp.	610	22,418
		288,276
TOTAL ENERGY		671,143
FINANCIALS - 18.8%
Banks - 5.2%
Bank of America Corp.	1,990	147,360
Bank of New York Co., Inc.	1,000	26,450
Bank One Corp.	1,620	58,401
Commerce Bancorp, Inc., New Jersey	620	25,215
Fifth Third Bancorp	1,020	50,276
FleetBoston Financial Corp.	1,100	29,172
Synovus Financial Corp.	1,200	23,364
Wachovia Corp.	1,990	76,038
		436,276
Diversified Financials - 8.4%
American Express Co.	550	20,823
Citigroup, Inc.	6,030	236,678
Fannie Mae	2,230	161,430
Freddie Mac	1,250	72,375
J.P. Morgan Chase & Co.	1,800	52,830
Lehman Brothers Holdings, Inc.	210	13,224
MBNA Corp.	3,250	61,425
Merrill Lynch & Co., Inc.	620	25,451
Morgan Stanley	690	30,878
SLM Corp.	300	33,600
		708,714
Insurance - 5.2%
ACE Ltd.	2,000	66,160
Allstate Corp.	2,330	88,051
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	4,470	$ 259,037
MetLife, Inc.	700	20,111
		433,359
TOTAL FINANCIALS		1,578,349
HEALTH CARE - 16.0%
Biotechnology - 1.4%
Amgen, Inc. (a)	700	42,917
Cephalon, Inc. (a)	500	20,420
IDEC Pharmaceuticals Corp. (a)	900	29,475
MedImmune, Inc. (a)	800	28,216
		121,028
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	600	25,830
Medtronic, Inc.	760	36,282
Memry Corp. (a)	12,200	11,712
St. Jude Medical, Inc. (a)	1,000	52,460
		126,284
Health Care Providers & Services - 2.3%
Accredo Health, Inc. (a)	800	11,816
AmerisourceBergen Corp.	300	17,355
Community Health Systems, Inc. (a)	1,000	19,000
HCA, Inc.	950	30,495
LifePoint Hospitals, Inc. (a)	1,200	23,424
Tenet Healthcare Corp. (a)	1,245	18,476
UnitedHealth Group, Inc.	500	46,065
Universal Health Services, Inc. Class B (a)	600	23,202
		189,833
Pharmaceuticals - 10.8%
Abbott Laboratories	1,690	68,665
Johnson & Johnson	3,560	200,642
Merck & Co., Inc.	3,560	207,121
Pfizer, Inc.	7,760	238,620
Schering-Plough Corp.	3,800	68,780
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire Pharmaceuticals Group PLC sponsored ADR (a)	1,500	$ 29,850
Wyeth	2,100	91,413
		905,091
TOTAL HEALTH CARE		1,342,236
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	1,050	52,553
Northrop Grumman Corp.	430	37,819
		90,372
Airlines - 1.6%
JetBlue Airways Corp.	2,100	66,003
Ryanair Holdings PLC sponsored ADR (a)	1,030	40,860
Southwest Airlines Co.	1,530	24,419
		131,282
Building Products - 0.3%
American Standard Companies, Inc. (a)	400	28,476
Commercial Services & Supplies - 4.1%
Avery Dennison Corp.	400	21,204
Cendant Corp. (a)	940	13,423
Ceridian Corp. (a)	2,200	30,690
First Data Corp.	1,720	67,476
Labor Ready, Inc. (a)	16,660	107,457
Manpower, Inc.	820	26,962
Paychex, Inc.	700	21,798
Republic Services, Inc. (a)	1,350	28,971
Robert Half International, Inc. (a)	1,600	26,048
		344,029
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	750	30,863
Industrial Conglomerates - 5.9%
3M Co.	400	50,416
General Electric Co.	9,870	290,672
Tyco International Ltd.	10,200	159,120
		500,208
Machinery - 1.1%
Albany International Corp. Class A	1,200	28,488
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	300	$ 19,194
Ingersoll-Rand Co. Ltd. Class A	1,000	44,080
		91,762
TOTAL INDUSTRIALS		1,216,992
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 0.4%
Motorola, Inc.	4,600	36,386
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	960	27,754
International Business Machines Corp.	1,000	84,900
		112,654
Electronic Equipment & Instruments - 1.1%
Flir Systems, Inc. (a)	820	42,706
Vishay Intertechnology, Inc. (a)	3,700	46,250
		88,956
Internet Software & Services - 0.5%
Overture Services, Inc. (a)	840	8,988
Yahoo!, Inc. (a)	1,400	34,692
		43,680
IT Consulting & Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	600	10,776
MPS Group, Inc. (a)	9,000	60,750
		71,526
Semiconductor Equipment & Products - 3.3%
Analog Devices, Inc. (a)	1,370	45,374
Atmel Corp. (a)	12,800	23,552
Broadcom Corp. Class A (a)	1,400	25,046
Fairchild Semiconductor International, Inc. Class A (a)	1,600	18,992
Intersil Corp. Class A (a)	1,470	27,195
KLA-Tencor Corp. (a)	410	16,810
Micron Technology, Inc. (a)	1,650	14,025
Mykrolis Corp. (a)	0	3
National Semiconductor Corp. (a)	1,810	33,901
Texas Instruments, Inc.	4,000	73,960
		278,858
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 4.1%
Microsoft Corp.	13,460	$ 344,161
TOTAL INFORMATION TECHNOLOGY		976,221
MATERIALS - 4.6%
Chemicals - 2.3%
Dow Chemical Co.	2,600	84,864
Ferro Corp.	900	21,276
Millennium Chemicals, Inc.	1,750	24,343
PolyOne Corp.	3,800	17,556
Praxair, Inc.	770	44,722
		192,761
Containers & Packaging - 0.5%
Pactiv Corp. (a)	2,130	43,708
Metals & Mining - 1.1%
Alcan, Inc.	1,100	32,229
Alcoa, Inc.	1,480	33,936
Phelps Dodge Corp. (a)	800	24,952
		91,117
Paper & Forest Products - 0.7%
Bowater, Inc.	500	19,465
International Paper Co.	600	21,450
Weyerhaeuser Co.	400	19,836
		60,751
TOTAL MATERIALS		388,337
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.8%
ALLTEL Corp.	400	18,744
Qwest Communications International, Inc. (a)	12,100	45,617
SBC Communications, Inc.	5,300	123,808
Verizon Communications, Inc.	3,450	128,961
		317,130
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc. (a)	2,700	$ 17,442
Nextel Communications, Inc. Class A (a)	1,300	19,227
		36,669
TOTAL TELECOMMUNICATION SERVICES		353,799
UTILITIES - 1.0%
Electric Utilities - 0.7%
FirstEnergy Corp.	860	29,008
FPL Group, Inc.	500	30,435
		59,443
Multi-Utilities & Unregulated Power - 0.3%
Equitable Resources, Inc.	600	23,052
TOTAL UTILITIES		82,495
TOTAL COMMON STOCKS (Cost $8,262,647)		8,348,269
Investment Companies - 0.6%

S&P Depositary Receipts Trust unit Series 1 (Cost $50,310)	550	50,551
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,312,957)		8,398,820
NET OTHER ASSETS - 0.1%		4,232
NET ASSETS - 100%		$ 8,403,052
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,369,255 and $7,018,285, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,140 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $1,586,000 of which $62,000 and $1,524,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $8,312,957) - See accompanying schedule		$ 8,398,820
Receivable for investments sold		111,827
Receivable for fund shares sold		21
Dividends receivable		7,007
Receivable from investment adviser for expense reductions		11,483
Other receivables		2,813
Total assets		8,531,971

Liabilities
Payable to custodian bank	$ 676
Payable for investments purchased	91,339
Payable for fund shares redeemed	1,665
Accrued management fee	4,022
Distribution fees payable	4,812
Other payables and accrued expenses	26,405
Total liabilities		128,919

Net Assets		$ 8,403,052
Net Assets consist of:
Paid in capital		$ 10,837,601
Accumulated net investment loss		(15,265)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,504,982)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,698
Net Assets		$ 8,403,052

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,061,699 ÷ 135,380 shares)	$ 7.84

Maximum offering price per share (100/94.25 of $7.84)	$ 8.32
Class T: Net Asset Value and redemption price per share ($3,171,280 ÷ 405,938 shares)	$ 7.81

Maximum offering price per share (100/96.50 of $7.81)	$ 8.09
Class B: Net Asset Value and offering price per share ($1,918,735 ÷ 247,685 shares) A	$ 7.75

Class C: Net Asset Value and offering price per share ($2,121,948 ÷ 273,976 shares) A	$ 7.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($129,390 ÷ 16,434 shares)	$ 7.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 60,759
Interest		463
Total income		61,222

Expenses
Management fee	$ 25,212
Transfer agent fees	8,451
Distribution fees	28,277
Accounting fees and expenses	30,017
Non-interested trustees' compensation	18
Custodian fees and expenses	5,410
Registration fees	23,715
Audit	16,114
Legal	1,808
Miscellaneous	37
Total expenses before reductions	139,059
Expense reductions	(62,572)	76,487
Net investment income (loss)		(15,265)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(701,529)
Foreign currency transactions	34
Total net realized gain (loss)		(701,495)
Change in net unrealized appreciation (depreciation) on: Investment securities	826,819
Assets and liabilities in foreign currencies	(165)
Total change in net unrealized appreciation (depreciation)		826,654
Net gain (loss)		125,159
Net increase (decrease) in net assets resulting from operations		$ 109,894

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (15,265)	$ (75,828)
Net realized gain (loss)	(701,495)	(1,785,360)
Change in net unrealized appreciation (depreciation)	826,654	(515,647)
Net increase (decrease) in net assets resulting from operations	109,894	(2,376,835)
Share transactions - net increase (decrease)	(624,163)	6,558,085
Total increase (decrease) in net assets	(514,269)	4,181,250

Net Assets
Beginning of period	8,917,321	4,736,071
End of period (including accumulated net investment loss of $15,265 and $0, respectively)	$ 8,403,052	$ 8,917,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-H	(.04)	-H
Net realized and unrealized gain (loss)	.14	(1.62)	(.64)
Total from investment operations	.14	(1.66)	(.64)
Net asset value, end of period	$ 7.84	$ 7.70	$ 9.36
Total Return B, C, D	1.82%	(17.74)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.79% A	3.77%	8.02% A
Expenses net of voluntary waivers, if any	1.52% A	1.69%	1.75% A
Expenses net of all reductions	1.39% A	1.66%	1.69% A
Net investment income (loss)	.03% A	(.45)%	(.26)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,062	$ 1,563	$ 918
Portfolio turnover rate	150% A	147%	101% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period September 5, 2001 (commencement of operations) to October 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.68	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.01)
Net realized and unrealized gain (loss)	.14	(1.62)	(.63)
Total from investment operations	.13	(1.68)	(.64)
Net asset value, end of period	$ 7.81	$ 7.68	$ 9.36
Total Return B, C, D	1.69%	(17.95)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.10% A	4.05%	8.22% A
Expenses net of voluntary waivers, if any	1.76% A	1.94%	2.00% A
Expenses net of all reductions	1.63% A	1.91%	1.94% A
Net investment income (loss)	(.21)% A	(.71)%	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,171	$ 2,815	$ 914
Portfolio turnover rate	150% A	147%	101% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period September 5, 2001 (commencement of operations) to October 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.02)
Net realized and unrealized gain (loss)	.14	(1.61)	(.63)
Total from investment operations	.11	(1.71)	(.65)
Net asset value, end of period	$ 7.75	$ 7.64	$ 9.35
Total Return B, C, D	1.44%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.59% A	4.57%	8.76% A
Expenses net of voluntary waivers, if any	2.25% A	2.44%	2.50% A
Expenses net of all reductions	2.11% A	2.41%	2.44% A
Net investment income (loss)	(.69)% A	(1.20)%	(1.01)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,919	$ 1,683	$ 827
Portfolio turnover rate	150% A	147%	101% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period September 5, 2001 (commencement of operations) to October 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.11)	(.02)
Net realized and unrealized gain (loss)	.14	(1.60)	(.63)
Total from investment operations	.11	(1.71)	(.65)
Net asset value, end of period	$ 7.75	$ 7.64	$ 9.35
Total Return B, C, D	1.44%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.57% A	4.55%	8.71% A
Expenses net of voluntary waivers, if any	2.25% A	2.45%	2.50% A
Expenses net of all reductions	2.12% A	2.42%	2.45% A
Net investment income (loss)	(.70)% A	(1.21)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,122	$ 2,104	$ 1,321
Portfolio turnover rate	150% A	147%	101% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period September 5, 2001 (commencement of operations) to October 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.73	$ 9.37	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.02)	-G
Net realized and unrealized gain (loss)	.13	(1.62)	(.63)
Total from investment operations	.14	(1.64)	(.63)
Net asset value, end of period	$ 7.87	$ 7.73	$ 9.37
Total Return B, C	1.81%	(17.50)%	(6.30)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.56% A	3.54%	7.70% A
Expenses net of voluntary waivers, if any	1.25% A	1.45%	1.50% A
Expenses net of all reductions	1.12% A	1.42%	1.43% A
Net investment income (loss)	.30% A	(.21)%	- % A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129	$ 752	$ 756
Portfolio turnover rate	150% A	147%	101% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period September 5, 2001 (commencement of operations) to October 31, 2001. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 627,541	|
Unrealized depreciation	(694,021)
Net unrealized appreciation (depreciation)	$ (66,480)
Cost for federal income tax purposes	$ 8,465,300

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 1,936	$ 656	$ 115
Class T	.26%	.25%	7,073	1,544	209
Class B	.75%	.25%	8,491	7,125	-
Class C	.75%	.25%	10,777	6,205	-
			$ 28,277	$ 15,530	$ 324

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 297
Class T	676
Class B*	687
Class C*	535
$ 2,195

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,096	.15*
Class T	2,885	.21*
Class B	1,862	.22*
Class C	2,093	.19*
Institutional Class	515	.18*
	$ 8,451

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 9,214
Class T	1.75%	18,389
Class B	2.25%	11,439
Class C	2.25%	14,150
Institutional Class	1.25%	3,686
		$ 56,878

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 5,370
Class A	115	-
Class T	209	-
	$ 324	$ 5,370

Semiannual Report

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 17% of the total outstanding shares of the fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	9,520	128,985	$ 73,702	$ 1,242,787
Shares redeemed	(77,142)	(24,085)	(575,308)	(185,911)
Net increase (decrease)	(67,622)	104,900	$ (501,606)	$ 1,056,876
Class T
Shares sold	141,949	377,308	$ 1,062,358	$ 3,523,380
Shares redeemed	(102,377)	(108,649)	(774,639)	(879,862)
Net increase (decrease)	39,572	268,659	$ 287,719	$ 2,643,518
Class B
Shares sold	44,497	171,775	$ 328,190	$ 1,583,894
Shares redeemed	(17,165)	(39,805)	(130,182)	(321,584)
Net increase (decrease)	27,332	131,970	$ 198,008	$ 1,262,310
Class C
Shares sold	30,023	227,234	$ 234,211	$ 2,172,371
Shares redeemed	(31,538)	(93,010)	(231,879)	(745,230)
Net increase (decrease)	(1,515)	134,224	$ 2,332	$ 1,427,141
Institutional Class
Shares sold	-	17,931	$ -	$ 177,341
Shares redeemed	(80,922)	(1,230)	(610,616)	(9,101)
Net increase (decrease)	(80,922)	16,701	$ (610,616)	$ 168,240

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ATMS-USAN-0603
1.784907.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Tax Managed Stock

Fund - Institutional Class

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.1	4.0
General Electric Co.	3.4	1.5
American International Group, Inc.	3.1	3.4
Pfizer, Inc.	2.8	2.6
Citigroup, Inc.	2.8	2.6
Merck & Co., Inc.	2.5	2.3
Johnson & Johnson	2.4	2.6
Fannie Mae	1.9	1.2
Tyco International Ltd.	1.9	1.3
Wal-Mart Stores, Inc.	1.8	0.5
	26.7
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	20.6
Health Care	16.0	15.4
Industrials	14.5	12.0
Consumer Discretionary	12.7	12.1
Information Technology	11.6	11.8
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Stocks and Investment Companies 99.9%		Stocks and Investment Companies 100.1%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets (0.1)% A
* Foreign investments	3.1%	** Foreign investments	3.5%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.7%
Automobiles - 0.2%
Coachmen Industries, Inc.	1,600	$ 20,240
Hotels, Restaurants & Leisure - 0.8%
GTECH Holdings Corp. (a)	1,000	33,670
International Speedway Corp. Class A	820	32,234
		65,904
Household Durables - 0.4%
Centex Corp.	440	29,049
Media - 7.2%
AOL Time Warner, Inc. (a)	6,470	88,510
Cablevision Systems Corp. - NY Group Class A (a)	1,100	24,662
Clear Channel Communications, Inc. (a)	2,140	83,695
Comcast Corp.:
Class A (a)	1,123	35,835
Class A (special) (a)	1,810	54,409
Fox Entertainment Group, Inc. Class A (a)	1,630	41,402
Lamar Advertising Co. Class A (a)	600	21,552
Liberty Media Corp. Class A (a)	4,072	44,792
Omnicom Group, Inc.	400	24,760
Radio One, Inc. Class D (non-vtg.) (a)	1,400	21,420
Univision Communications, Inc. Class A (a)	1,700	51,476
Viacom, Inc. Class B (non-vtg.) (a)	2,610	113,300
		605,813
Multiline Retail - 1.8%
Wal-Mart Stores, Inc.	2,722	153,303
Specialty Retail - 2.3%
Borders Group, Inc. (a)	1,300	20,800
Home Depot, Inc.	3,500	98,455
Limited Brands, Inc.	2,720	39,549
Lowe's Companies, Inc.	390	17,117
PETsMART, Inc. (a)	1,300	19,669
		195,590
TOTAL CONSUMER DISCRETIONARY		1,069,899
CONSUMER STAPLES - 7.9%
Beverages - 1.3%
The Coca-Cola Co.	2,810	113,524
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Drug Retailing - 1.3%
CVS Corp.	1,820	$ 44,062
Sysco Corp.	2,200	63,206
		107,268
Food Products - 1.6%
Dean Foods Co. (a)	1,200	52,236
Fresh Del Monte Produce, Inc.	2,800	54,544
Unilever PLC sponsored ADR	800	31,416
		138,196
Household Products - 2.2%
Colgate-Palmolive Co.	1,350	77,180
Procter & Gamble Co.	900	80,865
The Dial Corp.	1,100	22,913
		180,958
Personal Products - 1.1%
Avon Products, Inc.	450	26,177
Gillette Co.	2,190	66,686
		92,863
Tobacco - 0.4%
Altria Group, Inc.	1,170	35,989
TOTAL CONSUMER STAPLES		668,798
ENERGY - 8.0%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	800	22,400
BJ Services Co. (a)	1,320	48,193
ENSCO International, Inc.	1,910	48,514
Grant Prideco, Inc. (a)	3,200	36,512
Helmerich & Payne, Inc.	800	20,584
Nabors Industries Ltd. (a)	640	25,088
Noble Corp. (a)	540	16,713
Pride International, Inc. (a)	2,500	38,800
Rowan Companies, Inc.	1,960	40,180
Smith International, Inc. (a)	820	29,159
Weatherford International Ltd. (a)	1,410	56,724
		382,867
Oil & Gas - 3.4%
Apache Corp.	735	42,079
Burlington Resources, Inc.	400	18,524
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
ChevronTexaco Corp.	480	$ 30,149
ConocoPhillips	1,142	57,443
Devon Energy Corp.	400	18,900
Exxon Mobil Corp.	1,220	42,944
Occidental Petroleum Corp.	800	23,880
Talisman Energy, Inc.	800	31,939
Valero Energy Corp.	610	22,418
		288,276
TOTAL ENERGY		671,143
FINANCIALS - 18.8%
Banks - 5.2%
Bank of America Corp.	1,990	147,360
Bank of New York Co., Inc.	1,000	26,450
Bank One Corp.	1,620	58,401
Commerce Bancorp, Inc., New Jersey	620	25,215
Fifth Third Bancorp	1,020	50,276
FleetBoston Financial Corp.	1,100	29,172
Synovus Financial Corp.	1,200	23,364
Wachovia Corp.	1,990	76,038
		436,276
Diversified Financials - 8.4%
American Express Co.	550	20,823
Citigroup, Inc.	6,030	236,678
Fannie Mae	2,230	161,430
Freddie Mac	1,250	72,375
J.P. Morgan Chase & Co.	1,800	52,830
Lehman Brothers Holdings, Inc.	210	13,224
MBNA Corp.	3,250	61,425
Merrill Lynch & Co., Inc.	620	25,451
Morgan Stanley	690	30,878
SLM Corp.	300	33,600
		708,714
Insurance - 5.2%
ACE Ltd.	2,000	66,160
Allstate Corp.	2,330	88,051
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	4,470	$ 259,037
MetLife, Inc.	700	20,111
		433,359
TOTAL FINANCIALS		1,578,349
HEALTH CARE - 16.0%
Biotechnology - 1.4%
Amgen, Inc. (a)	700	42,917
Cephalon, Inc. (a)	500	20,420
IDEC Pharmaceuticals Corp. (a)	900	29,475
MedImmune, Inc. (a)	800	28,216
		121,028
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	600	25,830
Medtronic, Inc.	760	36,282
Memry Corp. (a)	12,200	11,712
St. Jude Medical, Inc. (a)	1,000	52,460
		126,284
Health Care Providers & Services - 2.3%
Accredo Health, Inc. (a)	800	11,816
AmerisourceBergen Corp.	300	17,355
Community Health Systems, Inc. (a)	1,000	19,000
HCA, Inc.	950	30,495
LifePoint Hospitals, Inc. (a)	1,200	23,424
Tenet Healthcare Corp. (a)	1,245	18,476
UnitedHealth Group, Inc.	500	46,065
Universal Health Services, Inc. Class B (a)	600	23,202
		189,833
Pharmaceuticals - 10.8%
Abbott Laboratories	1,690	68,665
Johnson & Johnson	3,560	200,642
Merck & Co., Inc.	3,560	207,121
Pfizer, Inc.	7,760	238,620
Schering-Plough Corp.	3,800	68,780
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire Pharmaceuticals Group PLC sponsored ADR (a)	1,500	$ 29,850
Wyeth	2,100	91,413
		905,091
TOTAL HEALTH CARE		1,342,236
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	1,050	52,553
Northrop Grumman Corp.	430	37,819
		90,372
Airlines - 1.6%
JetBlue Airways Corp.	2,100	66,003
Ryanair Holdings PLC sponsored ADR (a)	1,030	40,860
Southwest Airlines Co.	1,530	24,419
		131,282
Building Products - 0.3%
American Standard Companies, Inc. (a)	400	28,476
Commercial Services & Supplies - 4.1%
Avery Dennison Corp.	400	21,204
Cendant Corp. (a)	940	13,423
Ceridian Corp. (a)	2,200	30,690
First Data Corp.	1,720	67,476
Labor Ready, Inc. (a)	16,660	107,457
Manpower, Inc.	820	26,962
Paychex, Inc.	700	21,798
Republic Services, Inc. (a)	1,350	28,971
Robert Half International, Inc. (a)	1,600	26,048
		344,029
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	750	30,863
Industrial Conglomerates - 5.9%
3M Co.	400	50,416
General Electric Co.	9,870	290,672
Tyco International Ltd.	10,200	159,120
		500,208
Machinery - 1.1%
Albany International Corp. Class A	1,200	28,488
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	300	$ 19,194
Ingersoll-Rand Co. Ltd. Class A	1,000	44,080
		91,762
TOTAL INDUSTRIALS		1,216,992
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 0.4%
Motorola, Inc.	4,600	36,386
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	960	27,754
International Business Machines Corp.	1,000	84,900
		112,654
Electronic Equipment & Instruments - 1.1%
Flir Systems, Inc. (a)	820	42,706
Vishay Intertechnology, Inc. (a)	3,700	46,250
		88,956
Internet Software & Services - 0.5%
Overture Services, Inc. (a)	840	8,988
Yahoo!, Inc. (a)	1,400	34,692
		43,680
IT Consulting & Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	600	10,776
MPS Group, Inc. (a)	9,000	60,750
		71,526
Semiconductor Equipment & Products - 3.3%
Analog Devices, Inc. (a)	1,370	45,374
Atmel Corp. (a)	12,800	23,552
Broadcom Corp. Class A (a)	1,400	25,046
Fairchild Semiconductor International, Inc. Class A (a)	1,600	18,992
Intersil Corp. Class A (a)	1,470	27,195
KLA-Tencor Corp. (a)	410	16,810
Micron Technology, Inc. (a)	1,650	14,025
Mykrolis Corp. (a)	0	3
National Semiconductor Corp. (a)	1,810	33,901
Texas Instruments, Inc.	4,000	73,960
		278,858
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 4.1%
Microsoft Corp.	13,460	$ 344,161
TOTAL INFORMATION TECHNOLOGY		976,221
MATERIALS - 4.6%
Chemicals - 2.3%
Dow Chemical Co.	2,600	84,864
Ferro Corp.	900	21,276
Millennium Chemicals, Inc.	1,750	24,343
PolyOne Corp.	3,800	17,556
Praxair, Inc.	770	44,722
		192,761
Containers & Packaging - 0.5%
Pactiv Corp. (a)	2,130	43,708
Metals & Mining - 1.1%
Alcan, Inc.	1,100	32,229
Alcoa, Inc.	1,480	33,936
Phelps Dodge Corp. (a)	800	24,952
		91,117
Paper & Forest Products - 0.7%
Bowater, Inc.	500	19,465
International Paper Co.	600	21,450
Weyerhaeuser Co.	400	19,836
		60,751
TOTAL MATERIALS		388,337
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.8%
ALLTEL Corp.	400	18,744
Qwest Communications International, Inc. (a)	12,100	45,617
SBC Communications, Inc.	5,300	123,808
Verizon Communications, Inc.	3,450	128,961
		317,130
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc. (a)	2,700	$ 17,442
Nextel Communications, Inc. Class A (a)	1,300	19,227
		36,669
TOTAL TELECOMMUNICATION SERVICES		353,799
UTILITIES - 1.0%
Electric Utilities - 0.7%
FirstEnergy Corp.	860	29,008
FPL Group, Inc.	500	30,435
		59,443
Multi-Utilities & Unregulated Power - 0.3%
Equitable Resources, Inc.	600	23,052
TOTAL UTILITIES		82,495
TOTAL COMMON STOCKS (Cost $8,262,647)		8,348,269
Investment Companies - 0.6%

S&P Depositary Receipts Trust unit Series 1 (Cost $50,310)	550	50,551
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,312,957)		8,398,820
NET OTHER ASSETS - 0.1%		4,232
NET ASSETS - 100%		$ 8,403,052
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,369,255 and $7,018,285, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,140 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $1,586,000 of which $62,000 and $1,524,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $8,312,957) - See accompanying schedule		$ 8,398,820
Receivable for investments sold		111,827
Receivable for fund shares sold		21
Dividends receivable		7,007
Receivable from investment adviser for expense reductions		11,483
Other receivables		2,813
Total assets		8,531,971

Liabilities
Payable to custodian bank	$ 676
Payable for investments purchased	91,339
Payable for fund shares redeemed	1,665
Accrued management fee	4,022
Distribution fees payable	4,812
Other payables and accrued expenses	26,405
Total liabilities		128,919

Net Assets		$ 8,403,052
Net Assets consist of:
Paid in capital		$ 10,837,601
Accumulated net investment loss		(15,265)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,504,982)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,698
Net Assets		$ 8,403,052

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,061,699 ÷ 135,380 shares)	$ 7.84

Maximum offering price per share (100/94.25 of $7.84)	$ 8.32
Class T: Net Asset Value and redemption price per share ($3,171,280 ÷ 405,938 shares)	$ 7.81

Maximum offering price per share (100/96.50 of $7.81)	$ 8.09
Class B: Net Asset Value and offering price per share ($1,918,735 ÷ 247,685 shares) A	$ 7.75

Class C: Net Asset Value and offering price per share ($2,121,948 ÷ 273,976 shares) A	$ 7.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($129,390 ÷ 16,434 shares)	$ 7.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 60,759
Interest		463
Total income		61,222

Expenses
Management fee	$ 25,212
Transfer agent fees	8,451
Distribution fees	28,277
Accounting fees and expenses	30,017
Non-interested trustees' compensation	18
Custodian fees and expenses	5,410
Registration fees	23,715
Audit	16,114
Legal	1,808
Miscellaneous	37
Total expenses before reductions	139,059
Expense reductions	(62,572)	76,487
Net investment income (loss)		(15,265)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(701,529)
Foreign currency transactions	34
Total net realized gain (loss)		(701,495)
Change in net unrealized appreciation (depreciation) on: Investment securities	826,819
Assets and liabilities in foreign currencies	(165)
Total change in net unrealized appreciation (depreciation)		826,654
Net gain (loss)		125,159
Net increase (decrease) in net assets resulting from operations		$ 109,894

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (15,265)	$ (75,828)
Net realized gain (loss)	(701,495)	(1,785,360)
Change in net unrealized appreciation (depreciation)	826,654	(515,647)
Net increase (decrease) in net assets resulting from operations	109,894	(2,376,835)
Share transactions - net increase (decrease)	(624,163)	6,558,085
Total increase (decrease) in net assets	(514,269)	4,181,250

Net Assets
Beginning of period	8,917,321	4,736,071
End of period (including accumulated net investment loss of $15,265 and $0, respectively)	$ 8,403,052	$ 8,917,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-H	(.04)	-H
Net realized and unrealized gain (loss)	.14	(1.62)	(.64)
Total from investment operations	.14	(1.66)	(.64)
Net asset value, end of period	$ 7.84	$ 7.70	$ 9.36
Total Return B, C, D	1.82%	(17.74)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.79% A	3.77%	8.02% A
Expenses net of voluntary waivers, if any	1.52% A	1.69%	1.75% A
Expenses net of all reductions	1.39% A	1.66%	1.69% A
Net investment income (loss)	.03% A	(.45)%	(.26)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,062	$ 1,563	$ 918
Portfolio turnover rate	150% A	147%	101% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period September 5, 2001 (commencement of operations) to October 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.68	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.01)
Net realized and unrealized gain (loss)	.14	(1.62)	(.63)
Total from investment operations	.13	(1.68)	(.64)
Net asset value, end of period	$ 7.81	$ 7.68	$ 9.36
Total Return B, C, D	1.69%	(17.95)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.10% A	4.05%	8.22% A
Expenses net of voluntary waivers, if any	1.76% A	1.94%	2.00% A
Expenses net of all reductions	1.63% A	1.91%	1.94% A
Net investment income (loss)	(.21)% A	(.71)%	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,171	$ 2,815	$ 914
Portfolio turnover rate	150% A	147%	101% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period September 5, 2001 (commencement of operations) to October 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.02)
Net realized and unrealized gain (loss)	.14	(1.61)	(.63)
Total from investment operations	.11	(1.71)	(.65)
Net asset value, end of period	$ 7.75	$ 7.64	$ 9.35
Total Return B, C, D	1.44%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.59% A	4.57%	8.76% A
Expenses net of voluntary waivers, if any	2.25% A	2.44%	2.50% A
Expenses net of all reductions	2.11% A	2.41%	2.44% A
Net investment income (loss)	(.69)% A	(1.20)%	(1.01)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,919	$ 1,683	$ 827
Portfolio turnover rate	150% A	147%	101% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period September 5, 2001 (commencement of operations) to October 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.11)	(.02)
Net realized and unrealized gain (loss)	.14	(1.60)	(.63)
Total from investment operations	.11	(1.71)	(.65)
Net asset value, end of period	$ 7.75	$ 7.64	$ 9.35
Total Return B, C, D	1.44%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.57% A	4.55%	8.71% A
Expenses net of voluntary waivers, if any	2.25% A	2.45%	2.50% A
Expenses net of all reductions	2.12% A	2.42%	2.45% A
Net investment income (loss)	(.70)% A	(1.21)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,122	$ 2,104	$ 1,321
Portfolio turnover rate	150% A	147%	101% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period September 5, 2001 (commencement of operations) to October 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.73	$ 9.37	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.02)	-G
Net realized and unrealized gain (loss)	.13	(1.62)	(.63)
Total from investment operations	.14	(1.64)	(.63)
Net asset value, end of period	$ 7.87	$ 7.73	$ 9.37
Total Return B, C	1.81%	(17.50)%	(6.30)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.56% A	3.54%	7.70% A
Expenses net of voluntary waivers, if any	1.25% A	1.45%	1.50% A
Expenses net of all reductions	1.12% A	1.42%	1.43% A
Net investment income (loss)	.30% A	(.21)%	- % A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129	$ 752	$ 756
Portfolio turnover rate	150% A	147%	101% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period September 5, 2001 (commencement of operations) to October 31, 2001. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 627,541	|
Unrealized depreciation	(694,021)
Net unrealized appreciation (depreciation)	$ (66,480)
Cost for federal income tax purposes	$ 8,465,300

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 1,936	$ 656	$ 115
Class T	.26%	.25%	7,073	1,544	209
Class B	.75%	.25%	8,491	7,125	-
Class C	.75%	.25%	10,777	6,205	-
			$ 28,277	$ 15,530	$ 324

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 297
Class T	676
Class B*	687
Class C*	535
$ 2,195

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,096	.15*
Class T	2,885	.21*
Class B	1,862	.22*
Class C	2,093	.19*
Institutional Class	515	.18*
	$ 8,451

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 9,214
Class T	1.75%	18,389
Class B	2.25%	11,439
Class C	2.25%	14,150
Institutional Class	1.25%	3,686
		$ 56,878

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 5,370
Class A	115	-
Class T	209	-
	$ 324	$ 5,370

Semiannual Report

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 17% of the total outstanding shares of the fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2003	Year ended October 31, 2002	Six months ended April 30, 2003	Year ended October 31, 2002
Class A
Shares sold	9,520	128,985	$ 73,702	$ 1,242,787
Shares redeemed	(77,142)	(24,085)	(575,308)	(185,911)
Net increase (decrease)	(67,622)	104,900	$ (501,606)	$ 1,056,876
Class T
Shares sold	141,949	377,308	$ 1,062,358	$ 3,523,380
Shares redeemed	(102,377)	(108,649)	(774,639)	(879,862)
Net increase (decrease)	39,572	268,659	$ 287,719	$ 2,643,518
Class B
Shares sold	44,497	171,775	$ 328,190	$ 1,583,894
Shares redeemed	(17,165)	(39,805)	(130,182)	(321,584)
Net increase (decrease)	27,332	131,970	$ 198,008	$ 1,262,310
Class C
Shares sold	30,023	227,234	$ 234,211	$ 2,172,371
Shares redeemed	(31,538)	(93,010)	(231,879)	(745,230)
Net increase (decrease)	(1,515)	134,224	$ 2,332	$ 1,427,141
Institutional Class
Shares sold	-	17,931	$ -	$ 177,341
Shares redeemed	(80,922)	(1,230)	(610,616)	(9,101)
Net increase (decrease)	(80,922)	16,701	$ (610,616)	$ 168,240

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ATMSI-USAN-0603
1.784908.100

(Fidelity Investment logo)(registered trademark)

Fidelity®

Tax Managed Stock

Fund

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.1	4.0
General Electric Co.	3.4	1.5
American International Group, Inc.	3.1	3.5
Pfizer, Inc.	2.9	2.7
Citigroup, Inc.	2.8	2.6
Merck & Co., Inc.	2.5	2.3
Johnson & Johnson	2.4	2.6
Fannie Mae	1.9	1.1
Tyco International Ltd.	1.9	1.3
Wal-Mart Stores, Inc.	1.8	0.5
	26.8
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.7	20.7
Health Care	16.0	15.5
Industrials	14.2	12.2
Consumer Discretionary	12.8	12.4
Information Technology	11.6	12.2
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Stocks and Equity Futures 100.0%		Stocks and Equity Futures 99.6%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	2.8%	** Foreign investments	3.3%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.8%
Automobiles - 0.2%
Coachmen Industries, Inc.	9,900	$ 125,235
Hotels, Restaurants & Leisure - 0.8%
GTECH Holdings Corp. (a)	6,400	215,488
International Speedway Corp. Class A	5,000	196,550
		412,038
Household Durables - 0.4%
Centex Corp.	3,000	198,060
Media - 7.2%
AOL Time Warner, Inc. (a)	40,400	552,672
Cablevision Systems Corp. - NY Group Class A (a)	6,900	154,698
Clear Channel Communications, Inc. (a)	13,500	527,985
Comcast Corp.:
Class A (a)	6,996	223,242
Class A (special) (a)	11,300	339,678
Fox Entertainment Group, Inc. Class A (a)	10,600	269,240
Lamar Advertising Co. Class A (a)	4,000	143,680
Liberty Media Corp. Class A (a)	25,292	278,212
Omnicom Group, Inc.	2,200	136,180
Radio One, Inc. Class D (non-vtg.) (a)	8,600	131,580
Univision Communications, Inc. Class A (a)	10,400	314,912
Viacom, Inc. Class B (non-vtg.) (a)	16,539	717,958
		3,790,037
Multiline Retail - 1.8%
Wal-Mart Stores, Inc.	17,100	963,072
Specialty Retail - 2.4%
Borders Group, Inc. (a)	8,000	128,000
Home Depot, Inc.	22,200	624,486
Limited Brands, Inc.	17,000	247,180
Lowe's Companies, Inc.	2,700	118,503
PETsMART, Inc. (a)	7,700	116,501
		1,234,670
TOTAL CONSUMER DISCRETIONARY		6,723,112
CONSUMER STAPLES - 8.0%
Beverages - 1.4%
PepsiCo, Inc.	20	866
The Coca-Cola Co.	17,800	719,120
		719,986
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Drug Retailing - 1.3%
CVS Corp.	11,200	$ 271,152
Rite Aid Corp. (a)	10,000	34,000
Sysco Corp.	13,600	390,728
		695,880
Food Products - 1.6%
Dean Foods Co. (a)	7,000	304,710
Fresh Del Monte Produce, Inc.	17,400	338,952
Unilever PLC sponsored ADR	5,100	200,277
		843,939
Household Products - 2.2%
Colgate-Palmolive Co.	8,300	474,511
Procter & Gamble Co.	5,700	512,145
The Dial Corp.	7,100	147,893
		1,134,549
Personal Products - 1.1%
Avon Products, Inc.	2,800	162,876
Gillette Co.	13,700	417,165
		580,041
Tobacco - 0.4%
Altria Group, Inc.	7,200	221,472
TOTAL CONSUMER STAPLES		4,195,867
ENERGY - 8.0%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	5,100	142,800
BJ Services Co. (a)	8,200	299,382
ENSCO International, Inc.	13,500	342,900
Grant Prideco, Inc. (a)	20,200	230,482
Helmerich & Payne, Inc.	5,300	136,369
Nabors Industries Ltd. (a)	4,200	164,640
Noble Corp. (a)	3,100	95,945
Pride International, Inc. (a)	15,500	240,560
Rowan Companies, Inc.	11,300	231,650
Smith International, Inc. (a)	5,300	188,468
Weatherford International Ltd. (a)	8,900	358,047
		2,431,243
Oil & Gas - 3.4%
Apache Corp.	4,305	246,461
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Burlington Resources, Inc.	2,800	$ 129,668
ChevronTexaco Corp.	3,000	188,430
ConocoPhillips	7,011	352,653
Devon Energy Corp.	2,400	113,400
Exxon Mobil Corp.	7,608	267,802
Occidental Petroleum Corp.	5,000	149,250
Talisman Energy, Inc.	4,800	191,632
Valero Energy Corp.	4,100	150,675
		1,789,971
TOTAL ENERGY		4,221,214
FINANCIALS - 18.7%
Banks - 5.1%
Bank of America Corp.	12,200	903,410
Bank of New York Co., Inc.	6,100	161,345
Bank One Corp.	10,100	364,105
Commerce Bancorp, Inc., New Jersey	3,692	150,154
Fifth Third Bancorp	6,400	315,456
FleetBoston Financial Corp.	6,600	175,032
Synovus Financial Corp.	7,700	149,919
Wachovia Corp.	12,583	480,796
		2,700,217
Diversified Financials - 8.4%
American Express Co.	3,700	140,082
Citigroup, Inc.	37,668	1,478,469
Fannie Mae	14,000	1,013,460
Freddie Mac	7,800	451,620
J.P. Morgan Chase & Co.	11,200	328,720
Lehman Brothers Holdings, Inc.	1,300	81,861
MBNA Corp.	20,900	395,010
Merrill Lynch & Co., Inc.	3,700	151,885
Morgan Stanley	4,500	201,375
SLM Corp.	1,600	179,200
		4,421,682
Insurance - 5.2%
ACE Ltd.	11,800	390,344
Allstate Corp.	14,600	551,734
American International Group, Inc.	28,287	1,639,232
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	4,600	$ 132,158
Travelers Property Casualty Corp. Class A	35	568
		2,714,036
TOTAL FINANCIALS		9,835,935
HEALTH CARE - 16.0%
Biotechnology - 1.4%
Amgen, Inc. (a)	4,600	282,026
Cephalon, Inc. (a)	3,100	126,604
IDEC Pharmaceuticals Corp. (a)	5,400	176,850
MedImmune, Inc. (a)	4,800	169,296
		754,776
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	3,700	159,285
Medtronic, Inc.	4,820	230,107
Memry Corp. (a)	77,700	74,592
St. Jude Medical, Inc. (a)	6,100	320,006
		783,990
Health Care Providers & Services - 2.3%
Accredo Health, Inc. (a)	4,900	72,373
AmerisourceBergen Corp.	2,100	121,485
Anthem, Inc. (a)	10	686
Community Health Systems, Inc. (a)	6,200	117,800
HCA, Inc.	5,800	186,180
LifePoint Hospitals, Inc. (a)	7,300	142,496
Tenet Healthcare Corp. (a)	8,100	120,204
UnitedHealth Group, Inc.	3,400	313,242
Universal Health Services, Inc. Class B (a)	3,500	135,345
		1,209,811
Pharmaceuticals - 10.8%
Abbott Laboratories	10,700	434,741
Johnson & Johnson	22,300	1,256,828
Merck & Co., Inc.	22,450	1,306,141
Pfizer, Inc.	49,075	1,509,056
Schering-Plough Corp.	23,800	430,780
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire Pharmaceuticals Group PLC sponsored ADR (a)	9,600	$ 191,040
Wyeth	13,000	565,890
		5,694,476
TOTAL HEALTH CARE		8,443,053
INDUSTRIALS - 14.2%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	6,800	340,340
Northrop Grumman Corp.	3,000	263,850
		604,190
Airlines - 1.2%
JetBlue Airways Corp.	7,800	245,154
Ryanair Holdings PLC sponsored ADR (a)	5,800	230,086
Southwest Airlines Co.	9,600	153,216
		628,456
Building Products - 0.3%
American Standard Companies, Inc. (a)	2,200	156,618
Commercial Services & Supplies - 4.1%
Avery Dennison Corp.	2,800	148,428
Cendant Corp. (a)	5,600	79,968
Ceridian Corp. (a)	13,700	191,115
First Data Corp.	11,100	435,453
Labor Ready, Inc. (a)	104,200	672,090
Manpower, Inc.	5,200	170,976
Paychex, Inc.	4,600	143,244
Republic Services, Inc. (a)	8,400	180,264
Robert Half International, Inc. (a)	9,800	159,544
		2,181,082
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	4,800	197,520
Industrial Conglomerates - 5.9%
3M Co.	2,500	315,100
General Electric Co.	61,600	1,814,120
Tyco International Ltd.	64,000	998,400
		3,127,620
Machinery - 1.1%
Albany International Corp. Class A	7,700	182,798
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	1,600	$ 102,368
Ingersoll-Rand Co. Ltd. Class A	6,400	282,112
		567,278
TOTAL INDUSTRIALS		7,462,764
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 0.4%
Motorola, Inc.	28,900	228,599
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	5,900	170,569
International Business Machines Corp.	6,200	526,380
		696,949
Electronic Equipment & Instruments - 1.0%
Flir Systems, Inc. (a)	4,900	255,192
Vishay Intertechnology, Inc. (a)	23,100	288,750
		543,942
Internet Software & Services - 0.6%
Overture Services, Inc. (a)	5,800	62,060
Yahoo!, Inc. (a)	8,900	220,542
		282,602
IT Consulting & Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	3,900	70,044
MPS Group, Inc. (a)	56,400	380,700
		450,744
Semiconductor Equipment & Products - 3.3%
Analog Devices, Inc. (a)	8,100	268,272
Atmel Corp. (a)	79,000	145,360
Broadcom Corp. Class A (a)	8,500	152,065
Fairchild Semiconductor International, Inc. Class A (a)	10,100	119,887
Intersil Corp. Class A (a)	9,200	170,200
KLA-Tencor Corp. (a)	2,800	114,800
Micron Technology, Inc. (a)	10,600	90,100
National Semiconductor Corp. (a)	11,300	211,649
Texas Instruments, Inc.	24,900	460,401
		1,732,734
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 4.1%
Microsoft Corp.	84,300	$ 2,155,550
TOTAL INFORMATION TECHNOLOGY		6,091,120
MATERIALS - 4.7%
Chemicals - 2.3%
Dow Chemical Co.	16,200	528,768
Ferro Corp.	5,800	137,112
Millennium Chemicals, Inc.	10,900	151,619
PolyOne Corp.	24,900	115,038
Praxair, Inc.	5,100	296,208
		1,228,745
Containers & Packaging - 0.5%
Pactiv Corp. (a)	13,200	270,864
Metals & Mining - 1.1%
Alcan, Inc.	6,800	199,233
Alcoa, Inc.	9,300	213,249
Phelps Dodge Corp. (a)	5,000	155,950
		568,432
Paper & Forest Products - 0.8%
Bowater, Inc.	3,400	132,362
International Paper Co.	3,700	132,275
Weyerhaeuser Co.	2,500	123,975
		388,612
TOTAL MATERIALS		2,456,653
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.8%
ALLTEL Corp.	2,800	131,208
Qwest Communications International, Inc. (a)	76,000	286,520
SBC Communications, Inc.	33,700	787,232
Verizon Communications, Inc.	21,500	803,670
		2,008,630
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc. (a)	16,700	107,882
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc. Class A (a)	8,100	$ 119,799
Vodafone Group PLC	403	796
		228,477
TOTAL TELECOMMUNICATION SERVICES		2,237,107
UTILITIES - 0.9%
Electric Utilities - 0.7%
FirstEnergy Corp.	5,400	182,142
FPL Group, Inc.	2,900	176,523
		358,665
Multi-Utilities & Unregulated Power - 0.2%
Equitable Resources, Inc.	3,600	138,312
TOTAL UTILITIES		496,977
TOTAL COMMON STOCKS (Cost $50,175,361)		52,163,802
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.06% to 1.12% 5/1/03 to 7/3/03 (c) (Cost $99,899)	$ 100,000	99,902
Money Market Funds - 0.0%
	Shares
Fidelity Cash Central Fund, 1.29% (b) (Cost $24,473)	24,473	24,473
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $50,299,733)		52,288,177
NET OTHER ASSETS - 0.7%		368,638
NET ASSETS - 100%		$ 52,656,815
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
2 S&P 500 Index Contracts	June 2003	$ 458,050	$ (562)

The face value of futures purchased as a percentage of net assets - 0.9%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,902.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $21,970,360 and $27,988,593, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,946 for the period.
Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $30,872,000 of which $2,211,000, $4,967,000, $11,114,000 and $12,580,000 will expire on October 31, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $50,299,733) - See accompanying schedule		$ 52,288,177
Receivable for investments sold		651,117
Receivable for fund shares sold		387
Dividends receivable		43,877
Interest receivable		757
Total assets		52,984,315

Liabilities
Payable for investments purchased	$ 268,049
Payable for fund shares redeemed	7,753
Accrued management fee	25,034
Other payables and accrued expenses	26,664
Total liabilities		327,500

Net Assets		$ 52,656,815
Net Assets consist of:
Paid in capital		$ 85,816,600
Undistributed net investment income		36,891
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(35,184,558)
Net unrealized appreciation (depreciation) on investments		1,987,882
Net Assets, for 6,414,895 shares outstanding		$ 52,656,815
Net Asset Value, offering price and redemption price per share ($52,656,815 ÷ 6,414,895 shares) A		$ 8.21

A Redemption price per share is equal to net asset value less any applicable redemption fee.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 375,564
Interest		3,552
Security lending		620
Total income		379,736

Expenses
Management fee	$ 156,685
Transfer agent fees	45,149
Accounting and security lending fees	30,455
Non-interested trustees' compensation	111
Custodian fees and expenses	4,960
Registration fees	9,490
Audit	12,215
Legal	11,923
Miscellaneous	163
Total expenses before reductions	271,151
Expense reductions	(8,140)	263,011
Net investment income (loss)		116,725
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,806,791)
Foreign currency transactions	293
Futures contracts	30,427
Total net realized gain (loss)		(3,776,071)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,609,183
Futures contracts	906
Total change in net unrealized appreciation (depreciation)		4,610,089
Net gain (loss)		834,018
Net increase (decrease) in net assets resulting from operations		$ 950,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,725	$ 242,462
Net realized gain (loss)	(3,776,071)	(13,112,715)
Change in net unrealized appreciation (depreciation)	4,610,089	(2,263,800)
Net increase (decrease) in net assets resulting from operations	950,743	(15,134,053)
Distributions to shareholders from net investment income	(282,351)	(319,837)
Share transactions Net proceeds from sales of shares	1,436,595	36,334,531
Reinvestment of distributions	236,721	251,098
Cost of shares redeemed	(8,015,532)	(52,945,345)
Net increase (decrease) in net assets resulting from share transactions	(6,342,216)	(16,359,716)
Redemption fees	65,480	386,427
Total increase (decrease) in net assets	(5,608,344)	(31,427,179)

Net Assets
Beginning of period	58,265,159	89,692,338
End of period (including undistributed net investment income of $36,891 and undistributed net investment income of $202,517, respectively)	$ 52,656,815	$ 58,265,159
Other Information Shares
Sold	180,453	3,951,393
Issued in reinvestment of distributions	28,693	23,622
Redeemed	(1,013,618)	(5,974,303)
Net increase (decrease)	(804,472)	(1,999,288)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 9.73	$ 13.13	$ 12.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.03	.03	-G	.02
Net realized and unrealized gain (loss)	.15	(1.69)	(3.46)	.93	2.17
Total from investment operations	.17	(1.66)	(3.43)	.93	2.19
Distributions from net investment income	(.04)	(.04)	-	(.01)	-
Distributions in excess of net investment income	-	-	-	(.01)	-
Total distributions	(.04)	(.04)	-	(.02)	-
Redemption fees added to paid in capital D	.01	.04	.03	.02	.01
Net asset value, end of period	$ 8.21	$ 8.07	$ 9.73	$ 13.13	$ 12.20
Total Return B,C	2.23%	(16.79)%	(25.89)%	7.79%	22.00%
Ratios to Average Net Assets F
Expenses before expense reductions	1.01% A	.92%	.88%	.97%	1.11% A
Expenses net of voluntary waivers, if any	1.01% A	.92%	.88%	.97%	1.11% A
Expenses net of all reductions	.98% A	.89%	.86%	.96%	1.10% A
Net investment income (loss)	.44% A	.29%	.28%	-	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,657	$ 58,265	$ 89,692	$ 100,253	$ 68,621
Portfolio turnover rate	82% A	105%	87%	58%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 2, 1998 (commencement of operations) to October 31, 1999.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,398,103	|
Unrealized depreciation	(3,931,331)
Net unrealized appreciation (depreciation)	$ 1,466,772
Cost for federal income tax purposes	$ 50,821,405

Trading (Redemption) Fees. Shares held in the fund less than 2 years are subject to a trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,081 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of

Semiannual Report

6. Security Lending - continued

insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $8,140 for the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TMG-USAN-0603
1.784909.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Beacon Street Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Beacon Street Trust internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 23, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 23, 2003